Income Taxes - Deferred Tax Assets / Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities:
Total deferred tax liabilities, net	$ 6,626	$ 2,563
ABAS
Deferred tax assets:
Carryforward of notional interest deduction	0	45	$ 0
Tax carryforward losses	0	761	1,275
Investment tax incentive	0	377	459
Total deferred tax assets, net	0	1,183	1,734
AB USA's
Deferred tax assets:
Inventory adjustments and others	2,254	0	0
Federal net operating loss	0	2,102	0
Total deferred tax assets, net	2,254	2,102	0
Deferred tax liabilities:
Inventory adjustments and others	0	3,091	0
Amortization and depreciation	2,137	1,431	0
Total deferred tax liabilities, net	2,137	4,522	0
Aegean NWE
Deferred tax assets:
Tax carryforward losses	2,292	4,557	2,570
Total deferred tax assets, net	2,292	4,557	2,570
Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	5,437	4,740	3,336
Total deferred tax liabilities, net	5,437	4,740	3,336
U.S., Greece and Russia
Deferred tax assets:
Tax carryforward losses	171	0	0
Total deferred tax assets, net	$ 171	$ 0	$ 0